Restoration provisions - Summary Of Change In Restoration And Rehabilitation Costs (Detail)	12 Months Ended
Oct. 31, 2020 USD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Restoration provisions	$ 0
Initial recognition in 2020	321,400
Restoration provisions	$ 321,400